OPERATING EXPENSES - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortisation:
Goodwill impairment (note 18)	£ 4
Gain on disposal of leased assets	249	£ 127	£ 41
The Group
Depreciation and amortisation:
Depreciation and amortisation expense	2,777	2,670	2,602
Goodwill impairment (note 18)	0	4
Total operating expenses	10,206	9,196	11,123
Accumulated depreciation and impairment | The Group | Premises
Depreciation and amortisation:
Depreciation of property, plant and equipment	121	124	121
Accumulated depreciation and impairment | The Group | Equipment
Depreciation and amortisation:
Depreciation of property, plant and equipment	777	676	710
Accumulated depreciation and impairment | The Group | Operating lease assets
Depreciation and amortisation:
Depreciation of property, plant and equipment	709	1,002	1,006
Accumulated depreciation and impairment | The Group | Right-of-use assets
Depreciation and amortisation:
Depreciation of property, plant and equipment	216	215	203
Operating expense
Staff costs:
Salaries	2,260	2,382	2,370
Performance-based compensation	282	106	340
Social security costs	290	271	308
Pensions and other post-retirement benefit schemes (note 27)	523	552	518
Restructuring costs	88	161	89
Other staff costs	249	143	360
Employee benefits expense	3,692	3,615	3,985
Premises and equipment:
Rent and rates	116	115	114
Repairs and maintenance	161	172	182
Other	(62)	138	150
Premises and equipment cost	215	425	446
Other expenses:
Communications and data processing	1,154	996	1,022
Advertising and promotion	161	184	173
Professional fees	150	128	144
Regulatory and legal provisions (note 29)	1,177	414	2,190
Other	880	760	561
Other expenses, by nature	3,522	2,482	4,090
Depreciation and amortisation:
Depreciation of property, plant and equipment	1,823	2,017	2,040
Amortisation of other intangible assets (note 19)	954	653	562
Depreciation and amortisation expense	2,777	2,670	2,602
Goodwill impairment (note 18)	0	4	0
Total operating expenses	£ 10,206	£ 9,196	£ 11,123